ORGANIZATION (Details Narrative) - USD ($)	9 Months Ended
	Jun. 30, 2022	Oct. 15, 2021	Sep. 30, 2021	Sep. 30, 2020
ORGANIZATION
Authorized shares of capital common stock	205,000,000		105,000,000	100,000,000
Authorized shares of capital stock par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock shares authorized	5,000,000		5,000,000	5,000,000
Preferred stock share par value	$ 0.001		$ 0.001	$ 0.001
Sales	$ 4,360,087
Authorized common stock increased		200,000,000